Subsequent Events (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 18, 2017
Dividend declared	$ 0.08
Dividends Payable, Date to be Paid	Feb. 15, 2017
Dividends Payable, Date of Record	Feb. 06, 2017
Preferred Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jan. 18, 2017
Dividend declared	$ 0.21375
Dividends Payable, Date to be Paid	Feb. 10, 2017
Dividends Payable, Date of Record	Feb. 03, 2017